Commitments and Contingencies	12 Months Ended
Jul. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

4. Commitments and Contingencies

Legal

From time to time, we could become involved in disputes and various litigation matters that arise in the normal course of business. Lawsuits against us or our officers or directors by employees, former employees, stockholders, partners, customers, or others, or actions taken by regulatory authorities, could be very costly and substantially disrupt our business. Such lawsuits and actions are not uncommon, and we may not be able to resolve such disputes or actions on terms favorable to us, and there may not be sufficient capital resources available to defend such actions effectively, or at all. As of July 31, 2019, there were no material lawsuits against the Company.

Operating Leases

During August 2016, we amended the lease of our primary facility in El Cajon, California under a noncancelable operating lease that now expires in December 2019. This facility includes our corporate offices, research and development laboratory, and warehouse. Rent expense, including common area maintenance, was $111,000 and $121,000 for the years ended July 31, 2019 and 2018, respectively.

On July 29, 2019, we entered into a Sublease Agreement (the “Sublease”) with SwabPlus L.P. (“SwabPlus”), effective July 25, 2019, pursuant to which we will sublease certain office and industrial space for our corporate headquarters. The premises are located in Rancho Cucamonga, California. Pursuant to the terms of the Sublease, the Company will pay SwabPlus rent of approximately $2,333 per month, plus additional payments for real property taxes, maintenance and repair and related expenses. We terminated the El Cajon lease and transitioned to the new premises in September 2019. We expect the Sublease to drastically reduce our operating expenses as compared to our operating expenses under our prior lease at the El Cajon facility.

Tom Y. Lee, the Company’s Chief Executive Officer, Chairman of the Board and President, also serves as chairman of the board of directors and chief executive officer of SwabPlus. Mr. Lee also serves as president of Hermosa Property, Inc., the landlord of the premises subject to the Sublease. The Sublease was considered by the Company in accordance with the Company’s Related Party Transaction and Procedures Policy, and approved by the disinterested members of the Board.

Future minimum annual lease payments for our primary facility as of July 31, 2019 are as follows:

2019	$37,000
2020	$14,000
$51,000